CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Funds (1933 Act File No. 333-82447; 1940 Act File No. 811-09435) (“Registrant”) hereby certifies that (a) the form of the Statement of Additional Information used with respect to the Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 33 (“Amendment No. 33”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) the text of Amendment No. 33 was filed electronically.

WADDELL & REED ADVISORS FUNDS

Dated: November 5, 2014	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary